Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 2,252,624	¥ 2,413,556	¥ 2,405,730
Equity securities | Common stocks | Japan
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	[1]	1,194,000	1,317,000
Trust for Benefit of Employees | Equity securities | Common stocks | Japan
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 1,194,000	¥ 1,317,000

[1]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,317 billion and ¥1,194 billion carried at fair value at March 31, 2019 and 2020, respectively, which are well-diversified across industries.